Significant Related Party Transactions and Balances - Schedule of Transactions Between Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fashion Focus Manufacturing Ltd [Member]
Fashion Focus Manufacturing Ltd
Management fee charged from	$ 274,987	$ 223,548	$ 215,544
Loan interest charged	39,418	2,625	13,883
Merit Focus Ltd [Member]
Fashion Focus Manufacturing Ltd
Loan interest charged	$ 331,287	$ 162,743